Significant accounting policies (Details)		12 Months Ended
		Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€) reporting_unit	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€) segment	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016	Jan. 01, 2019 EUR (€)
Significant Accounting Policies [Line Items]
Deferred revenue		€ 5,553,000	€ 5,553,000	€ 5,553,000	€ 5,553,000	€ 5,553,000	€ 7,863,000	€ 8,900,000
Revenue recognized that was included in beginning deferred revenue balance			7,600,000				8,000,000.0
Amortization of intangible assets	[1]		1,685,000				1,684,000	3,220,000
Restricted cash		2.4	2.4	2.4	2.4	2.4	2.4
Restricted cash, noncurrent		2,300,000	2,300,000	2,300,000	2,300,000	2,300,000
Land rent expense							1,800,000	1,700,000
Depreciation			10,298,000				11,370,000	7,802,000
Reserves Restricted For Dividend Distribution		190,700,000	190,700,000	€ 190,700,000	190,700,000	€ 190,700,000	193,400,000
Number of reporting units				3		3
Number of operating segments | segment						3
Advertising spend			616,705,000				732,458,000	€ 884,685,000
Prepaid advertising		2,148,000	2,148,000	€ 2,148,000	2,148,000	€ 2,148,000	6,267,000
Operating lease right-of-use assets		96,030,000	96,030,000	96,030,000	96,030,000	96,030,000
Total operating lease liabilities		99,697,000	99,697,000	99,697,000	99,697,000	99,697,000
Impact of adoption of new accounting guidance		€ 3,799,000	3,799,000	3,799,000	€ 3,799,000	3,799,000	143,000
Minimum
Significant Accounting Policies [Line Items]
Performance obligation payment terms		10 days
Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life		7 years
Performance obligation payment terms		90 days
Computer equipment, capitalized software and software development cost and furniture and other equipment | Minimum
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
Computer equipment, capitalized software and software development cost and furniture and other equipment | Maximum
Significant Accounting Policies [Line Items]
Property and equipment useful life		5 years
Buildings
Significant Accounting Policies [Line Items]
Depreciation							€ 1,600,000
Software Development Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
Software Enhancement Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
RSUs | Minimum
Significant Accounting Policies [Line Items]
Award vesting period (in years)		1 year
RSUs | Maximum
Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years
Stock Option | Minimum
Significant Accounting Policies [Line Items]
Award vesting period (in years)		1 year						2 years	2 years
Stock Option | Maximum
Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years						3 years	3 years
Expedia | Customer Concentration Risk | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage					34.00%		36.00%	36.00%
Expedia | Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage					45.00%		41.00%
Booking Holdings [Member] | Customer Concentration Risk | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage					40.00%		39.00%	44.00%
Booking Holdings [Member] | Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage					28.00%		35.00%
Acquired technology
Significant Accounting Policies [Line Items]
Amortization of intangible assets			143,000				€ 278,000	€ 59,000
Capitalized software and software development costs
Significant Accounting Policies [Line Items]
Amortization of intangible assets			4,300,000				3,000,000.0	€ 1,700,000
ASU 2016-02
Significant Accounting Policies [Line Items]
Operating lease right-of-use assets										€ 103,500,000
Right-of use asset, gross										107,500,000
Right-of use asset, lease incentives and deferred rent										4,000,000.0
Total operating lease liabilities										107,500,000
Impact of adoption of new accounting guidance										€ 3,800,000
Retained earnings (accumulated deficit)
Significant Accounting Policies [Line Items]
Impact of adoption of new accounting guidance		€ 3,799,000	€ 3,799,000	€ 3,799,000	€ 3,799,000	€ 3,799,000	€ 143,000

[1]

	Year ended December 31,
	2017	2018	2019
Amortization of internal use software costs included in selling and marketing	—	—	360
Amortization of acquired technology included in amortization of intangible assets	59	278	143
Amortization of internal use software and website development costs included in technology and content	1,742	2,214	3,239
Amortization of internal use software costs included in general and administrative	408	785	656